UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [ ] is a restatement.  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Annette Emanuel
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                          Short Hills, NJ         2/13/02
         --------------------------       ---------------      ------------
             [Signature]                   [City, State]          Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                            ---

Form 13F Information Table Entry Total:     49
                                            ---

Form 13F Information Table Value Total:    $ 270,318
                                           ----------
                                           (thousands)

List of Other Included Managers  NONE




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      COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
      --------                   --------     --------  --------       --------         --------    --------      --------

                                                         VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
   --------------             --------------   -----    --------   -------   ---  ----  ----------  --------  ----   ------  ----

White Mountains Insurance
  Group Ltd.                     COM           G9618E107    3,202      9,200  SH         SOLE                    9,200
AT&T Wireless Services Inc.      COM           00209A106    5,599    389,600  SH         SOLE                  389,600
Alleghany Corp. DEL              COM           017175100    2,925     15,200  SH         SOLE                   15,200
Alltrista Corp.                  COM           020040101    1,319     84,000  SH         SOLE                   84,000
Beverly Enterprises Inc.         COM NEW       087851309    3,268    380,000  SH         SOLE                  380,000
Brascan Corp.                    CL A LTD
                                 VT SH         10549P606    9,030    500,000  SH         SOLE                  500,000
Burnham Pacific
  Properties, Inc.               COM           12232C108      616    149,500  SH         SOLE                  149,500
Canadian Pacific Railway
  Ltd.                           COM           13645T100    4,388    225,000  SH         SOLE                  225,000
City Investing Co. Liquidating   Unit
  Trust                          Ben Int       177900107      627    362,600  SH         SOLE                  362,600
Commonwealth Telephone
  Enterprises, Inc.              COM           203349105    2,703     59,400  SH         SOLE                   59,400
Conoco Inc.                      COM           208251504    3,396    120,000  SH         SOLE                  120,000
Cooper Industries, Inc.          COM           216669101    6,809    195,000  SH         SOLE                  195,000
Crane Company                    COM           224399105    2,651    103,400  SH         SOLE                  103,400
Devon Energy Corp. New           COM           25179M103   14,208    367,600  SH         SOLE                  367,600
FMC Corp.                        COM NEW       302491303   16,125    271,000  SH         SOLE                  271,000
Federated Department
  Stores, Inc. DEL               COM           31410H101    8,180    200,000  SH         SOLE                  200,000
Fording Inc.                     COM           345426100    1,335     74,700  SH         SOLE                   74,700
Grant Prideco, Inc.              COM           38821G101    4,025    350,000  SH         SOLE                  350,000
Helmerich & Payne Inc.           COM           423452101   19,194    575,000  SH         SOLE                  575,000
Honeywell International Inc.     COM           438516106    3,382    100,000  SH         SOLE                  100,000
Huttig Building Products, Inc.   COM           448451104    2,330    382,000  SH         SOLE                  382,000
Kindred Healthcare, Inc.         COM           494580103   10,400    200,000  SH         SOLE                  200,000
Knight Ridder Inc.               COM           499040103    7,792    120,000  SH         SOLE                  120,000
Koger Equity Inc.                COM           500228101    1,462     89,700  SH         SOLE                   89,700
Liberty Corp. S C                COM           530370105    1,728     42,000  SH         SOLE                   42,000
Liberty Media Corp. New          COM SER A     530718105   15,400  1,100,000  SH         SOLE                1,100,000
McGraw Hill Companies, Inc.      COM           580645109    9,452    155,000  SH         SOLE                  155,000
Medallion Financial Corp.        COM           583928106    2,043    258,600  SH         SOLE                  258,600
Meredith Corp.                   COM           589433101    6,239    175,000  SH         SOLE                  175,000
Nashua Corporation               COM           631226107      946    161,200  SH         SOLE                  161,200
Newhall Land & Farming           Depositary
  Co. CAL                        Receipts      651426108    4,736    160,000  SH         SOLE                  160,000
PG&E Corporation                 COM           69331C108    1,924    100,000  SH         SOLE                  100,000
PanCanadian Energy Corp.         COM           69831A107    9,100    350,000  SH         SOLE                  350,000
Principal Financial Group Inc.   COM           74251V102    9,600    400,000  SH         SOLE                  400,000
Rogers Communications, Inc.      CL B          775109200    8,736    520,000  SH         SOLE                  520,000
Southern Union Company New       COM           844030106    3,914    207,525  SH         SOLE                  207,525
Southwest Gas Corp.              COM           844895102    2,038     91,200  SH         SOLE                   91,200
Spacelabs Medical, Inc.          COM           846247104    2,752    226,500  SH         SOLE                  226,500
Stewart & Stevenson
  Services, Inc.                 COM           860342104      941     50,000  SH         SOLE                   50,000
Suburban Lodges of America Inc.  COM           864444104    2,752    401,700  SH         SOLE                  401,700
Telephone & Data Systems Inc.    COM           879433100    8,975    100,000  SH         SOLE                  100,000
Triad Hospitals Inc.             COM           89579K109    8,805    300,000  SH         SOLE                  300,000
USX - Marathon Group             COM NEW       902905827    1,500     50,000  SH         SOLE                   50,000
United Industrial Corp.          COM           910671106    4,971    296,800  SH         SOLE                  296,800
United States Cellular Corp.     COM           911684108    1,131     25,000  SH         SOLE                   25,000
Unitrin, Inc.                    COM           913275103    5,493    139,000  SH         SOLE                  139,000
Ventas Inc.                      COM           92276F100    3,163    275,000  SH         SOLE                  275,000
Washington Post Company          CL B          939640108    7,547     14,240  SH         SOLE                   14,240
Willamette Industries, Inc.      COM           969133107   11,466    220,000  SH         SOLE                  220,000

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